Nov. 28, 2018
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund
MainStay Retirement 2010 Fund

MAINSTAY FUNDS TRUST

Supplement dated November 28, 2018 (“Supplement”) to:

MainStay Target Date Funds Prospectuses and Summary Prospectus for MainStay Retirement 2010 Fund, each dated February 28, 2018, as supplemented;

and

MainStay Funds Trust and The MainStay Funds Statement of Additional Information, dated February 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectuses and Statement of Additional Information.

Effective immediately, Class R2 shares are not currently offered for sale for the MainStay Retirement 2010 Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.